Commitments, Contingencies and Guarantees - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 03, 2016
Commitments and Contingencies Disclosure [Abstract]
Unrecognized Tax Benefits	€ 136,434	€ 96,458	€ 83,738
Expense on operating lease payments	45,200	€ 45,100	€ 43,900
Zeiss Commitment R&D and Capex investment				€ 760,000
Zeiss Commitment Consideration already paid During the Year	12,000
Non-committed gurantee facility	€ 15,000